GOODWILL	12 Months Ended
Dec. 31, 2021
GOODWILL
GOODWILL

11.    GOODWILL

The changes in the carrying amount of goodwill were as follows:

	For the years ended December 31,
	2020	2021
	RMB	RMB	US$
Balance as of January 1	989,530	994,993	156,136
Additions	5,463	344,664	54,085
Balance as of December 31	994,993	1,339,657	210,221

As of December 31, 2019, 2020 and 2021, the Company has performed assessment and no impairment loss was recorded.